Label	Element	Value
INFUSIVE(R) COMPOUNDING GLOBAL EQUITIES ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Infusive US Trust

Supplement dated March 27, 2020 (the “Supplement”)

to the Summary Prospectus, Prospectus and

Statement of Additional Information (the “SAI”)

The Supplement applies to the Summary Prospectus, Prospectus and SAI, dated December 17, 2019, for the Infusive® Compounding Global Equities ETF (JOYY) (the “Fund”).

Effective immediately, the Fund’s Prospectus is amended as follows:

Risk/Return [Heading]	rr_RiskReturnHeading	INFUSIVE(R) COMPOUNDING GLOBAL EQUITIES ETF
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Change in the Fund’s “Market Risk” factor

The section of the Fund’s Summary Prospectus and Prospectus entitled “Principal Investment Risks” is revised such that the following is appended to the end of the paragraph entitled “Market Risk”:

Local, regional or global events such as war, acts of terrorism, trade and tariff disputes, epidemics, pandemics or other public health issue, recessions, or other events could have a significant and protracted impact on the Fund and its investments and could result in increased premiums or discounts to the Fund’s net asset value.